Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenue	$ 547,899	$ 360,793	$ 265,398
Related party revenue	1,284	3,386	6,825
Total net revenue	549,183	364,179	272,223
Operating expenses:
Cost of revenue	239,251	154,605	42,553
Sales and marketing	296,934	214,257	106,094
General and administrative expenses	960,183	526,561	91,669
Research and development	7,487	4,770	3,672
Depreciation and amortization	2,676	2,553	2,334
Related party expense	10,245	122	331
Total operating expenses	1,516,776	902,868	246,653
(Loss) income from operations	(967,593)	(538,689)	25,570
Other (expense) income, net	16,178	(2,879)	865
Interest (expense) income, net	(110)	477	1,558
(Loss) income before income taxes	(951,525)	(541,091)	27,993
Income tax expense	2,358	0	0
Net (loss) income	(953,883)	(541,091)	27,993
Net (loss) income attributable to non-controlling interests	59,426	(2,718)	36
Net (loss) income attributable to MarketWise, Inc.	(1,013,309)	(538,373)	27,957
Earnings per share
Total stock-based compensation expense	1,063,351	553,600	20,439
Cost of revenue
Earnings per share
Total stock-based compensation expense	171,804	102,736	5,025
Sales and marketing
Earnings per share
Total stock-based compensation expense	48,098	10,567	0
General and administrative
Earnings per share
Total stock-based compensation expense	$ 843,449	$ 440,297	$ 15,414